Quarterly Holdings Report
for
Fidelity® Total International Equity Fund
July 31, 2023
TIE-NPRT3-0923
1.863105.115
Common Stocks - 96.0%
	Shares	Value ($)
Australia - 2.6%
BHP Group Ltd.	90,793	2,805,950
Flutter Entertainment PLC (a)	1,674	333,206
Glencore PLC	249,413	1,516,789
Imdex Ltd.	43,461	57,218
Macquarie Group Ltd.	8,029	943,843
Steadfast Group Ltd.	17,941	70,257
Woodside Energy Group Ltd.	30,718	791,762
TOTAL AUSTRALIA		6,519,025
Belgium - 0.6%
Azelis Group NV	14,644	378,375
KBC Ancora	2,719	127,175
KBC Group NV	9,070	682,652
UCB SA	3,088	273,386
TOTAL BELGIUM		1,461,588
Brazil - 0.9%
Localiza Rent a Car SA	79,811	1,134,527
XP, Inc. Class A (a)	40,763	1,101,009
TOTAL BRAZIL		2,235,536
Canada - 7.4%
Barrick Gold Corp.	76,930	1,330,120
CAE, Inc. (a)	59,665	1,363,293
Cameco Corp.	30,670	1,078,270
Canadian Natural Resources Ltd.	15,965	970,867
Canadian Pacific Kansas City Ltd.	48,315	3,975,412
Constellation Software, Inc.	921	1,945,830
Franco-Nevada Corp.	11,149	1,626,884
McCoy Global, Inc.	7,000	7,750
Nutrien Ltd.	20,512	1,413,510
Osisko Gold Royalties Ltd.	3,688	54,677
Pason Systems, Inc.	5,503	54,919
Richelieu Hardware Ltd.	29,467	983,686
Suncor Energy, Inc.	41,159	1,287,848
The Toronto-Dominion Bank	35,467	2,338,915
TOTAL CANADA		18,431,981
Chile - 0.4%
Antofagasta PLC	49,960	1,075,549
China - 10.2%
Alibaba Group Holding Ltd. (a)	179,631	2,295,574
BeiGene Ltd. ADR (a)	1,157	247,853
China Life Insurance Co. Ltd. (H Shares)	1,166,723	2,034,573
Chlitina Holding Ltd.	9,200	55,371
Guangzhou Automobile Group Co. Ltd. (H Shares)	809,356	506,438
Haier Smart Home Co. Ltd. (A Shares)	577,700	1,997,703
Hansoh Pharmaceutical Group Co. Ltd. (b)	583,577	942,834
Industrial & Commercial Bank of China Ltd. (H Shares)	2,118,664	1,034,603
JD.com, Inc. Class A	57,216	1,184,576
Kweichow Moutai Co. Ltd. (A Shares)	4,000	1,053,133
Li Ning Co. Ltd.	112,754	679,511
Meituan Class B (a)(b)	141,883	2,708,563
New Oriental Education & Technology Group, Inc. (a)	135,100	769,600
PDD Holdings, Inc. ADR (a)	8,929	802,003
Shangri-La Asia Ltd. (a)	783,524	651,019
Shenzhen Inovance Technology Co. Ltd. (A Shares)	135,900	1,351,047
Sunny Optical Technology Group Co. Ltd.	80,627	781,055
Tencent Holdings Ltd.	124,445	5,719,636
Tsingtao Brewery Co. Ltd. (H Shares)	72,565	650,386
TOTAL CHINA		25,465,478
Denmark - 1.4%
DSV A/S	2,649	530,394
Novo Nordisk A/S Series B	14,393	2,320,904
Spar Nord Bank A/S	3,579	56,927
Vestas Wind Systems A/S (a)	22,065	590,161
TOTAL DENMARK		3,498,386
Egypt - 0.0%
Integrated Diagnostics Holdings PLC (b)	60,949	33,644
Finland - 0.5%
Kone OYJ (B Shares)	7,672	393,425
Musti Group OYJ	3,187	62,513
Sampo Oyj (A Shares)	15,565	686,089
TOTAL FINLAND		1,142,027
France - 8.4%
Air Liquide SA	5,441	978,259
Airbus Group NV	17,217	2,536,064
ALTEN	2,489	358,502
AXA SA	49,020	1,506,818
BNP Paribas SA	17,626	1,162,397
Capgemini SA	3,282	594,759
Edenred SA	17,561	1,140,736
Euroapi SASU (a)	459	5,355
Laurent-Perrier Group SA	469	63,427
Lectra	8,953	284,979
Legrand SA	12,547	1,257,039
LISI	647	16,895
LVMH Moet Hennessy Louis Vuitton SE	4,956	4,602,974
Safran SA	15,000	2,490,197
Teleperformance	1,400	202,803
TotalEnergies SE	42,312	2,570,730
Vetoquinol SA	1,238	125,637
VINCI SA	6,299	739,532
Vivendi SA (c)	51,661	461,340
TOTAL FRANCE		21,098,443
Germany - 4.0%
Bayer AG	12,833	750,518
Covestro AG (a)(b)	7,705	413,671
CTS Eventim AG	5,036	343,576
Deutsche Borse AG	4,746	909,341
DHL Group	18,648	957,922
Hannover Reuck SE	4,405	940,326
Infineon Technologies AG	7,114	312,557
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,505	943,605
Nexus AG	1,420	90,711
Rheinmetall AG	4,241	1,200,251
RWE AG	21,213	912,656
Scout24 AG (b)	1,301	86,084
Siemens AG	10,998	1,874,524
Stabilus Se	831	47,375
Vonovia SE	13,347	310,985
TOTAL GERMANY		10,094,102
Greece - 0.7%
National Bank of Greece SA (a)	249,974	1,720,539
Hong Kong - 1.4%
AIA Group Ltd.	215,098	2,152,000
Pacific Basin Shipping Ltd.	1,170,812	379,817
Prudential PLC	63,553	882,518
TOTAL HONG KONG		3,414,335
Hungary - 0.5%
Richter Gedeon PLC	50,264	1,267,938
India - 3.8%
Axis Bank Ltd.	96,432	1,118,513
Bharat Heavy Electricals Ltd.	763,428	965,889
Embassy Office Parks (REIT)	13,300	50,454
HDFC Bank Ltd.	184,525	3,704,935
Jio Financial Services Ltd. (d)	2,800	8,915
Kotak Mahindra Bank Ltd.	15,203	343,204
Larsen & Toubro Ltd.	23,486	765,737
Reliance Industries Ltd.	2,800	86,794
Reliance Industries Ltd. GDR (b)	12,874	804,625
Shree Cement Ltd.	2,888	846,608
Solar Industries India Ltd.	15,066	696,244
TOTAL INDIA		9,391,918
Indonesia - 0.2%
PT Bank Rakyat Indonesia (Persero) Tbk	1,256,388	470,729
Ireland - 1.8%
AerCap Holdings NV (a)	1,652	105,414
Bank of Ireland Group PLC	64,786	683,544
Cairn Homes PLC	47,804	58,220
CRH PLC	20,769	1,237,228
CRH PLC sponsored ADR	28,893	1,742,248
Irish Residential Properties REIT PLC	34,729	36,963
Ryanair Holdings PLC sponsored ADR (a)	5,809	595,597
TOTAL IRELAND		4,459,214
Israel - 0.3%
Ituran Location & Control Ltd.	3,915	108,876
Maytronics Ltd.	1,924	26,238
NICE Ltd. sponsored ADR (a)	3,017	657,253
Tel Aviv Stock Exchange Ltd. (a)	7,300	38,916
TOTAL ISRAEL		831,283
Italy - 1.5%
Eni SpA	71,769	1,095,688
Interpump Group SpA	14,603	794,451
Mediobanca SpA	59,896	798,171
Prada SpA	83,900	594,375
Prysmian SpA	5,070	202,074
UniCredit SpA	15,660	396,515
TOTAL ITALY		3,881,274
Japan - 12.5%
Ai Holdings Corp.	1,450	22,810
Aoki Super Co. Ltd.	1,900	34,537
Artnature, Inc.	5,300	29,133
Aucnet, Inc.	3,400	42,732
Azbil Corp.	39,800	1,253,323
Broadleaf Co. Ltd.	27,600	93,316
Central Automotive Products Ltd.	1,100	27,642
Curves Holdings Co. Ltd.	23,300	131,678
Daiichi Sankyo Kabushiki Kaisha	2,299	70,808
Daiichikosho Co. Ltd.	7,200	145,225
Daikokutenbussan Co. Ltd.	700	29,670
DENSO Corp.	15,587	1,082,593
Digital Hearts Holdings Co. Ltd.	4,900	48,048
Eisai Co. Ltd.	3,955	249,535
FANUC Corp.	15,100	461,946
Fast Retailing Co. Ltd.	1,933	483,165
FUJIFILM Holdings Corp.	9,167	531,404
Fujitec Co. Ltd.	2,200	56,475
Fujitsu Ltd.	3,866	499,606
Funai Soken Holdings, Inc.	3,250	60,196
Goldcrest Co. Ltd.	6,560	88,994
Hitachi Ltd.	28,341	1,852,280
Hoya Corp.	12,555	1,458,786
Ibiden Co. Ltd.	6,912	419,098
INPEX Corp.	35,184	453,201
Itochu Corp.	29,943	1,210,222
Keyence Corp.	5,384	2,412,989
Kobayashi Pharmaceutical Co. Ltd.	1,600	87,926
Koshidaka Holdings Co. Ltd.	16,300	135,428
Kusuri No Aoki Holdings Co. Ltd.	1,000	57,344
Lasertec Corp.	5,550	840,169
Medikit Co. Ltd.	3,300	58,570
Minebea Mitsumi, Inc.	25,170	464,955
Miroku Jyoho Service Co., Ltd.	2,400	28,460
Misumi Group, Inc.	39,124	713,508
Mitsubishi UFJ Financial Group, Inc.	190,904	1,537,208
Mitsuboshi Belting Ltd.	1,200	37,957
Nagaileben Co. Ltd.	7,400	122,653
Nihon Parkerizing Co. Ltd.	17,800	139,007
NOF Corp.	2,560	110,325
NS Tool Co. Ltd.	5,600	44,520
NSD Co. Ltd.	4,800	93,898
OBIC Co. Ltd.	1,450	237,174
ORIX Corp.	47,177	905,637
OSG Corp.	21,080	280,271
Paramount Bed Holdings Co. Ltd.	2,400	39,256
ProNexus, Inc.	5,100	37,892
Recruit Holdings Co. Ltd.	32,800	1,136,050
Renesas Electronics Corp. (a)	48,937	944,183
San-Ai Obbli Co. Ltd.	6,300	71,562
Shin-Etsu Chemical Co. Ltd.	34,892	1,149,512
SHO-BOND Holdings Co. Ltd.	17,880	725,556
Shoei Co. Ltd.	6,800	123,415
SK Kaken Co. Ltd.	2,100	108,642
SoftBank Group Corp.	7,821	397,795
Software Service, Inc.	800	57,808
Sony Group Corp.	6,173	578,202
Sumitomo Mitsui Financial Group, Inc.	27,503	1,288,562
Suzuki Motor Corp.	18,947	758,732
Techno Medica Co. Ltd.	500	7,468
The Monogatari Corp.	3,160	77,298
TIS, Inc.	12,774	323,514
Tocalo Co. Ltd.	4,600	46,690
Tokio Marine Holdings, Inc.	50,636	1,164,374
Toyota Motor Corp.	135,587	2,279,728
USS Co. Ltd.	28,200	488,220
YAKUODO Holdings Co. Ltd.	2,800	49,755
YONEX Co. Ltd.	3,500	34,148
Z Holdings Corp.	53,266	148,193
TOTAL JAPAN		31,180,977
Kenya - 0.0%
Safaricom Ltd.	545,845	64,690
Korea (South) - 3.9%
BGF Retail Co. Ltd.	491	64,405
Hyundai Mipo Dockyard Co. Ltd. (a)	11,474	838,737
Hyundai Motor Co. Ltd.	7,759	1,190,217
Korea Aerospace Industries Ltd.	34,586	1,331,772
POSCO	1,660	834,434
Samsung Electronics Co. Ltd.	98,910	5,403,311
TOTAL KOREA (SOUTH)		9,662,876
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	18,880	545,950
Mexico - 0.6%
Grupo Financiero Banorte S.A.B. de CV Series O	86,927	823,899
Wal-Mart de Mexico SA de CV Series V	179,330	746,557
TOTAL MEXICO		1,570,456
Netherlands - 3.9%
Aalberts Industries NV	13,075	589,846
ASML Holding NV (Netherlands)	6,827	4,889,967
BE Semiconductor Industries NV	1,284	153,388
IMCD NV	3,740	567,268
Shell PLC ADR	52,410	3,230,028
Universal Music Group NV	10,273	263,501
TOTAL NETHERLANDS		9,693,998
Norway - 0.2%
Kongsberg Gruppen ASA	4,725	204,850
Medistim ASA	1,929	49,486
Schibsted ASA (B Shares)	11,210	219,996
Volue A/S (a)	10,613	22,409
TOTAL NORWAY		496,741
Peru - 0.5%
Credicorp Ltd. (United States)	7,584	1,191,067
Russia - 0.1%
LUKOIL PJSC sponsored ADR (a)(d)	15,040	4,255
Sberbank of Russia sponsored ADR (a)(d)	62,556	1,114
Yandex NV Series A (a)(d)	15,421	185,052
TOTAL RUSSIA		190,421
Singapore - 0.4%
United Overseas Bank Ltd.	41,834	946,947
South Africa - 1.5%
Absa Group Ltd.	103,513	1,096,556
Anglo American PLC (United Kingdom)	25,782	792,843
Impala Platinum Holdings Ltd.	101,251	731,343
MTN Group Ltd.	132,978	1,041,368
Thungela Resources Ltd. (c)	4,647	34,971
TOTAL SOUTH AFRICA		3,697,081
Spain - 1.6%
Amadeus IT Holding SA Class A	24,876	1,783,843
Banco Santander SA (Spain)	399,846	1,620,289
Cellnex Telecom SA (b)	7,378	301,284
Fluidra SA	1,801	39,842
Unicaja Banco SA (b)	147,836	172,298
TOTAL SPAIN		3,917,556
Sweden - 3.3%
Addlife AB	7,452	60,670
AddTech AB (B Shares)	24,909	464,275
Alleima AB	2,191	9,510
ASSA ABLOY AB (B Shares)	41,792	1,004,801
Atlas Copco AB (A Shares)	151,993	2,159,195
Autoliv, Inc.	8,755	883,642
Bergman & Beving AB (B Shares)	5,000	74,099
Epiroc AB (A Shares)	55,837	1,114,821
Hemnet Group AB	6,082	107,757
Investor AB (B Shares)	60,896	1,243,502
INVISIO AB	3,873	80,577
John Mattson Fastighetsforetag (a)	3,623	21,236
Lagercrantz Group AB (B Shares)	53,594	645,079
Sandvik AB	20,558	417,550
Teqnion AB (a)	800	18,924
TOTAL SWEDEN		8,305,638
Switzerland - 1.6%
Schindler Holding AG:
(participation certificate)	1,868	452,407
(Reg.)	107	24,736
Swiss Life Holding AG	879	557,206
Tecan Group AG	416	165,246
UBS Group AG	14,790	326,905
UBS Group AG	67,762	1,502,284
Zurich Insurance Group Ltd.	2,272	1,096,333
TOTAL SWITZERLAND		4,125,117
Taiwan - 3.8%
Addcn Technology Co. Ltd.	9,413	61,286
ECLAT Textile Co. Ltd.	63,914	1,100,216
HIWIN Technologies Corp.	102,415	686,323
Taiwan Semiconductor Manufacturing Co. Ltd.	387,572	6,985,390
Yageo Corp.	48,420	706,631
TOTAL TAIWAN		9,539,846
United Kingdom - 5.3%
AstraZeneca PLC (United Kingdom)	7,827	1,124,554
B&M European Value Retail SA	54,821	389,201
BAE Systems PLC	179,883	2,151,232
Barratt Developments PLC	87,279	511,547
Beazley PLC	52,430	369,064
Bodycote PLC	21,381	189,880
BP PLC	26,700	165,659
Clarkson PLC	2,103	75,299
Compass Group PLC	61,669	1,604,483
Dechra Pharmaceuticals PLC	1,176	56,052
Howden Joinery Group PLC	16,094	152,222
HSBC Holdings PLC (United Kingdom)	54,111	449,469
Imperial Brands PLC	15,723	371,463
InterContinental Hotel Group PLC ADR	14,467	1,090,812
Lloyds Banking Group PLC	1,000,063	577,785
NatWest Group PLC	144,297	452,954
Rightmove PLC	58,026	424,764
Rolls-Royce Holdings PLC (a)	97,312	230,740
Spectris PLC	26,961	1,214,820
Spirax-Sarco Engineering PLC	1,085	154,908
Standard Chartered PLC (United Kingdom)	147,237	1,412,262
Unite Group PLC	4,000	49,974
TOTAL UNITED KINGDOM		13,219,144
United States of America - 10.0%
Experian PLC	37,939	1,466,175
Ferguson PLC	3,068	492,362
Lam Research Corp.	841	604,250
Linde PLC	10,242	4,001,242
Marsh & McLennan Companies, Inc.	10,925	2,058,489
MasterCard, Inc. Class A	3,170	1,249,868
Moody's Corp.	3,437	1,212,402
Morningstar, Inc.	958	220,800
MSCI, Inc.	2,321	1,272,094
Nestle SA (Reg. S)	29,128	3,568,740
NOV, Inc.	21,616	434,049
Otis Worldwide Corp.	5,124	466,079
PriceSmart, Inc.	3,122	242,673
ResMed, Inc.	6,901	1,534,437
Roche Holding AG (participation certificate)	4,283	1,327,950
S&P Global, Inc.	2,828	1,115,674
Sanofi SA	12,837	1,369,510
Sherwin-Williams Co.	3,983	1,101,300
Visa, Inc. Class A	5,102	1,212,898
TOTAL UNITED STATES OF AMERICA		24,950,992
TOTAL COMMON STOCKS (Cost $201,709,108)		239,792,486

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (a)(d)(e)	577	138,336
Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.2%
Itau Unibanco Holding SA	232,798	1,409,957
Petroleo Brasileiro SA - Petrobras sponsored ADR	113,493	1,666,077
		3,076,034
Germany - 0.3%
Porsche Automobil Holding SE (Germany)	10,964	646,940
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,722,974
TOTAL PREFERRED STOCKS (Cost $3,013,292)		3,861,310

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	5,200,242	5,201,282
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	24,408	24,410
TOTAL MONEY MARKET FUNDS (Cost $5,225,688)		5,225,692

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $209,948,088)	248,879,488
NET OTHER ASSETS (LIABILITIES) - 0.4%	993,236
NET ASSETS - 100.0%	249,872,724

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,463,003 or 2.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $138,336 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	63,224

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	5,394,098	105,970,112	106,162,928	215,290	-	-	5,201,282	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	2,836,886	31,531,540	34,344,016	16,461	-	-	24,410	0.0%
Total	8,230,984	137,501,652	140,506,944	231,751	-	-	5,225,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.